FAIR VALUE MEASUREMENTS - NAV (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 29,797,017	$ 25,236,978
Investment, Identifier [Axis]: Northern Trust Collective S&P 500 Index Fund - DC
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 4,390,613	$ 3,565,605
Notice Period	12 months